Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2022	-	-
Granted	366,172	$1.275
Options outstanding as of December 31, 2023	366,172	$1.275
Granted	227,804	$1.275
Forfeited	(75,656)	$1.275
Options outstanding as of December 31, 2024	518,320	$1.275
Options exercisable as of December 31, 2024	-

Schedule of Fair Value of Options Granted

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2024. The following assumptions were applied in determining the options’ fair value on their grant date:

	2024	2023
Risk-free interest rate	3.9% - 4.11%	4.51% - 4.67%
Expected option term (years)	3.8 - 5	3.8 - 5
Expected share price volatility	77.3% - 84.3%	61.1% - 66.3%

Schedule of Stock Option Expenses

A summary of the stock option expenses for the year ended December 31, 2024 and 2023 is as follows:

	2024	2023
Cost of Sales expenses	1,520	350
Research and development expenses	17,169	2,882
Selling and marketing expenses	4,617	2,066
General and administrative expenses	52,051	9,517
Total	75,357	14,815